Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 919	$ 925
Current year additions	784	801
Claims paid	(685)	(749)
Currency translation adjustment and other	(23)	(58)
Balance, end of year	$ 995	$ 919